Share-Based Compensation	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Equity Incentive Plans
We grant deferred share awards to our employees as part of our compensation package. We also grant share options to some of our employees and consultants in addition to deferred share awards. Our deferred share awards typically vest over four years at the rate of 25% per year on the anniversary of the date of grant; however, in the past our deferred share awards granted to our non-executive directors and a portion of the deferred share awards granted to our executive officers, vested over one year in equal monthly tranches. In March 2012, we issued fully vested deferred share awards to employees as discretionary bonuses in lieu of payment of cash bonuses, and in May 2013, we again issued fully vested deferred share awards to employees as discretionary bonuses in lieu of payment of cash bonuses. We also periodically award fully vested shares as a sign on bonus to newly hired employees. Shares are only issued to a participant when the deferred share award vests in accordance with any vesting schedule specified in the award agreement following receipt of payment of the aggregate nominal (par) value of £0.05 per ordinary share. The deferred share award recipient is responsible for all applicable taxes payable on the award.
All of our share options have an exercise price equal to the market price of our ordinary shares on the date of grant. Our options typically vest over a four-year period at the rate of 25% per year on the anniversary of the date of grant, although from time to time we issue share options with shorter vesting terms. Beginning in 2013 we ceased regularly awarding share options to employees and instead now typically only grant deferred share awards.
Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	3,818,946	$0.08		1.7	$16,880
Share awards granted	339,073	$0.08	$3.63		$1,230
Forfeited	(304,755)	$0.08
Vested deferred share awards	(527,064)	$0.08			$1,548
Outstanding as of March 31, 2013	3,326,200	$0.08		1.8	$6,386

For deferred share awards, the fair value on the date of grant approximates market value as the exercise price equals the nominal (par) value of £0.05 (remeasured into U.S. dollars on grant date) per ordinary share. The aggregate estimated grant date fair value therefore approximates the intrinsic value disclosed in the table above.
Share Options
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	4,893,791	$8.02		7.8	$265
Share options granted	—	$—	—
Forfeited share options	(234,108)	$9.83
Exercised options	(13,500)	$2.73			$34
Outstanding as of March 31, 2013	4,646,183	$7.95		6.2	$—

During the three months ended March 31, 2013 no share options were granted to employees or non-employees of Velti. The fair value of our share options granted in the three months ended March 31, 2012 was estimated at the date of grant using the Black-Scholes model with the following assumptions: Expected volatility was 60%, expected life of 6.30 years, risk free rate of 0.67% to 0.94% with no expected dividends.
The following table summarizes information regarding our outstanding and exercisable options as of March 31, 2013:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $2.73	127,869	$2.67	1.2	84,382	$2.70
$4.95 -$4.95	1,987,745	$4.95	6.2	1,114,545	$4.95
$6.26 - $9.45	883,786	$8.24	6.2	345,831	$8.64
$9.46 - $11.95	793,465	$10.72	6.7	217,914	$10.65
$12.10 - $15.46	780,240	$12.47	6.3	394,726	$12.30
$15.58 - $18.47	73,078	$17.26	6.2	22,010	$17.19
	4,646,183	$7.95	6.2	2,179,408	$7.47	$—

During three months ended March 31, 2013 and 2012 we recognized total share-based payment expense under equity incentive plans as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Datacenter and direct project costs	$48	$972
General and administrative expenses	(36)	3,660
Sales and marketing expenses	174	2,392
Research and development expenses	151	1,584
	$337	$8,608

Share-based compensation declined significantly in the three months ended March 31, 2013 as compared to the same period in 2012 due to an upward revision in the number of awards that are expected to be forfeited prior to vesting and as a substantial portion of the expense recognized in the three months ended March 31, 2012 related to awards with short vesting periods. As of March 31, 2013, there was $11.7 million of total unrecognized share-based compensation expense related to deferred share awards awarded under our share incentive plans expected to be recognized over a weighted-average recognition period of 1.8 years. As of March 31, 2013, there was $4.1 million of total unrecognized share-based compensation expense related to share options expected to be recognized over a weighted-average recognition period of 1.2 years.